UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2021

Item 1.

Reports to Stockholders

Fidelity® New Markets Income Fund

Semi-Annual Report

June 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Countries as of June 30, 2021

(excluding cash equivalents)	% of fund's net assets
Mexico	10.9
Turkey	6.1
Indonesia	4.6
Qatar	4.3
Ukraine	4.2

Top Five Holdings as of June 30, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
Petroleos Mexicanos	8.2
Turkish Republic	5.3
Ukraine Government	4.2
Indonesian Republic	4.2
Ministry of Finance of the Russian Federation	3.7
25.6

Asset Allocation (% of fund's net assets)

As of June 30, 2021
Corporate Bonds	30.9%
Government Obligations	58.3%
Preferred Securities	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	9.7%

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.9%
		Principal Amount(a)	Value
Argentina - 0.8%
YPF SA:
8.5% 3/23/25 (b)		$27,599,000	$24,835,650
8.75% 4/4/24 (b)		28,091,000	24,965,876

TOTAL ARGENTINA			49,801,526

Azerbaijan - 0.6%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		19,474,000	23,257,993
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		11,845,000	14,893,607

TOTAL AZERBAIJAN			38,151,600

Bahrain - 0.9%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		24,284,000	27,050,858
7.625% 11/7/24 (b)		22,230,000	24,755,884

TOTAL BAHRAIN			51,806,742

Bailiwick of Jersey - 0.1%
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (b)		6,500,000	6,370,000
Bermuda - 0.6%
GeoPark Ltd. 6.5% 9/21/24 (b)		8,825,000	9,105,194
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		6,260,000	6,768,625
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		11,930,000	12,045,572
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		7,000,000	7,130,813

TOTAL BERMUDA			35,050,204

Brazil - 0.3%
Natura Cosmeticos SA 4.125% 5/3/28 (b)		17,430,000	17,865,750
British Virgin Islands - 2.0%
1MDB Global Investments Ltd. 4.4% 3/9/23		104,400,000	105,203,880
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		12,435,000	12,685,641

TOTAL BRITISH VIRGIN ISLANDS			117,889,521

Canada - 0.7%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		42,303,000	43,043,303
Cayman Islands - 1.3%
Baidu.com, Inc.:
1.72% 4/9/26		7,665,000	7,728,620
2.375% 10/9/30		7,240,000	7,232,308
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)		5,560,000	5,983,950
3.875% 7/18/29 (Reg. S)		16,365,000	17,735,569
Meituan:
2.125% 10/28/25 (b)		12,035,000	11,897,681
3.05% 10/28/30 (b)		10,295,000	10,124,309
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		7,735,000	7,929,825
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		6,491,650	6,949,311

TOTAL CAYMAN ISLANDS			75,581,573

Chile - 0.7%
Corporacion Nacional del Cobre de Chile (Codelco):
3.15% 1/14/30 (b)		5,240,000	5,502,983
3.15% 1/15/51 (b)		5,255,000	5,078,958
3.7% 1/30/50 (b)		11,035,000	11,671,582
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)		6,550,000	6,541,158
5.125% 1/15/28 (b)		15,373,000	16,011,748

TOTAL CHILE			44,806,429

Colombia - 0.1%
Oleoducto Central SA 4% 7/14/27 (b)		6,540,000	6,751,733
Georgia - 0.4%
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		19,060,000	20,149,994
Silknet JSC 11% 4/2/24 (Reg. S)		1,800,000	1,970,438

TOTAL GEORGIA			22,120,432

Hong Kong - 0.1%
Lenovo Group Ltd. 3.421% 11/2/30 (b)		4,000,000	4,159,500
Indonesia - 0.4%
Delta Merlin Dunia Tekstil PT:
0% 6/26/32		3,195,000	94,452
2.5% 6/26/28		3,195,000	375,013
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (b)		10,615,000	12,348,562
PT Adaro Indonesia 4.25% 10/31/24 (b)		10,520,000	10,863,873

TOTAL INDONESIA			23,681,900

Ireland - 0.2%
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		9,500,000	9,800,960
Israel - 0.7%
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)		15,080,000	15,438,452
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (b)		11,735,000	12,265,751
6.125% 6/30/25 (Reg. S) (b)		14,560,000	15,997,800

TOTAL ISRAEL			43,702,003

Kazakhstan - 0.3%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		10,395,000	10,765,972
5.75% 4/19/47 (b)		5,240,000	6,510,700

TOTAL KAZAKHSTAN			17,276,672

Luxembourg - 0.5%
Adecoagro SA 6% 9/21/27 (b)		6,168,000	6,500,687
B2W Digital Lux SARL 4.375% 12/20/30 (b)		16,590,000	16,550,599
Millicom International Cellular SA 4.5% 4/27/31 (b)		8,640,000	8,987,220

TOTAL LUXEMBOURG			32,038,506

Malaysia - 0.4%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		15,305,000	15,272,371
Petronas Capital Ltd. 3.5% 4/21/30 (b)		8,990,000	9,840,814

TOTAL MALAYSIA			25,113,185

Mexico - 8.5%
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		710,000	740,308
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.7748% 3/11/22 (c)(d)		18,662,000	18,820,627
3.5% 1/30/23		15,263,000	15,537,734
4.875% 1/24/22		16,675,000	16,969,939
4.875% 1/18/24		53,483,000	56,030,128
5.375% 3/13/22		5,660,000	5,791,595
6.5% 3/13/27		9,810,000	10,428,030
6.5% 6/2/41		11,163,000	10,010,420
6.625% 6/15/35		137,309,000	132,177,076
6.875% 10/16/25 (b)		11,570,000	12,764,603
6.95% 1/28/60		35,910,000	31,735,463
7.69% 1/23/50		158,450,000	151,913,909
8.625% 2/1/22		30,558,000	31,732,573
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		30,193,000	14,983,276

TOTAL MEXICO			509,635,681

Mongolia - 0.1%
Development Bank of Mongolia 7.25% 10/23/23 (b)		4,080,000	4,398,240
Morocco - 0.1%
OCP SA 3.75% 6/23/31 (b)		8,095,000	8,186,069
Netherlands - 1.1%
IHS Netherlands Holdco BV 7.125% 3/18/25 (b)		21,155,000	21,972,112
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)		3,665,000	5,026,318
Metinvest BV 7.75% 4/23/23 (b)		11,831,000	12,635,981
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)(e)		42,004,000	11,537,974
Prosus NV 3.832% 2/8/51 (b)		7,355,000	6,803,375
VimpelCom Holdings BV:
3.375% 11/25/27 (b)		6,700,000	6,740,200
7.25% 4/26/23 (b)		2,410,000	2,614,619

TOTAL NETHERLANDS			67,330,579

Oman - 0.1%
Oman Oil Co. 5.125% 5/6/28 (b)		3,780,000	3,805,515
Panama - 0.1%
Cable Onda SA 4.5% 1/30/30 (b)		8,660,000	9,105,449
Peru - 0.2%
Camposol SA 6% 2/3/27 (b)		4,435,000	4,604,084
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	29,830,000	7,750,272

TOTAL PERU			12,354,356

Qatar - 0.8%
Qatar Petroleum:
1.375% 9/12/26 (b)(f)		12,840,000	12,820,740
2.25% 7/12/31 (b)(f)		22,250,000	22,105,375
3.3% 7/12/51 (b)(f)		15,025,000	15,025,000

TOTAL QATAR			49,951,115

Saudi Arabia - 2.1%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)		16,675,000	16,785,889
3.5% 4/16/29 (b)		74,226,000	80,293,976
4.25% 4/16/39 (b)		11,375,000	12,710,994
4.375% 4/16/49 (b)		11,864,000	13,628,770

TOTAL SAUDI ARABIA			123,419,629

South Africa - 1.3%
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (b)		73,928,000	77,199,314
Spain - 0.1%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		6,295,000	6,263,525
Tunisia - 0.0%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		1,114,000	1,038,666
Turkey - 0.8%
Export Credit Bank of Turkey:
4.25% 9/18/22 (Reg. S)		5,000,000	5,055,625
6.125% 5/3/24 (b)		10,195,000	10,547,365
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		7,597,000	7,777,429
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		24,088,000	24,491,474

TOTAL TURKEY			47,871,893

United Arab Emirates - 0.2%
Abu Dhabi National Energy Co. PJSC 4% 10/3/49 (b)		3,480,000	3,971,115
ADES International Holding Ltd. 8.625% 4/24/24 (b)		9,355,000	9,659,038

TOTAL UNITED ARAB EMIRATES			13,630,153

United Kingdom - 1.4%
Antofagasta PLC 2.375% 10/14/30 (b)		15,695,000	15,082,895
Biz Finance PLC 9.625% 4/27/22 (b)		10,296,333	10,632,895
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		9,060,000	9,238,369
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		12,720,000	13,056,285
7.625% 11/8/26 (b)		7,055,000	7,290,020
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		4,806,800	5,033,020
Tullow Oil PLC 10.25% 5/15/26 (b)		25,350,000	26,568,068

TOTAL UNITED KINGDOM			86,901,552

United States of America - 2.4%
Azul Investments LLP:
5.875% 10/26/24 (b)		22,223,000	21,514,642
7.25% 6/15/26 (b)		6,345,000	6,218,100
Citgo Holding, Inc. 9.25% 8/1/24 (b)		16,833,000	17,169,660
DAE Funding LLC 1.55% 8/1/24 (b)		6,275,000	6,262,262
JBS U.S.A. Food Co.:
5.75% 1/15/28 (b)		3,500,000	3,744,020
7% 1/15/26 (b)		3,000,000	3,180,000
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		38,909,000	38,173,620
MercadoLibre, Inc.:
2.375% 1/14/26		4,655,000	4,672,456
3.125% 1/14/31		5,495,000	5,371,363
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		4,175,000	4,674,956
Sasol Financing U.S.A. LLC 4.375% 9/18/26		16,375,000	16,886,719
Stillwater Mining Co. 6.125% 6/27/22 (b)		14,886,000	14,921,354

TOTAL UNITED STATES OF AMERICA			142,789,152

Venezuela - 0.5%
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		152,515,000	6,481,888
5.5% 4/12/37 (e)		184,250,000	7,370,000
6% 5/16/24 (b)(e)		105,540,000	4,221,600
6% 11/15/26 (Reg. S) (e)		89,700,000	3,812,250
8.5% 10/27/20 (Reg. S) (e)		20,540,000	4,133,675
9% 11/17/21 (Reg. S) (e)		48,700,000	1,948,000
9.75% 5/17/35 (b)(e)		71,700,000	2,868,000
12.75% 2/17/22 (b)(e)		53,000,000	2,120,000

TOTAL VENEZUELA			32,955,413

TOTAL NONCONVERTIBLE BONDS
(Cost $2,112,871,152)			1,861,847,840

Government Obligations - 58.3%
Angola - 0.9%
Angola Republic:
8.25% 5/9/28 (b)		16,125,000	16,808,297
9.375% 5/8/48 (b)		10,330,000	10,790,331
9.5% 11/12/25 (b)		21,255,000	23,311,421

TOTAL ANGOLA			50,910,049

Argentina - 2.8%
Argentine Republic:
0.125% 7/9/30 (g)		264,838,473	94,944,593
0.125% 7/9/35 (g)		109,570,665	34,679,115
0.125% 1/9/38 (g)		53,139,088	19,953,728
1% 7/9/29		34,029,628	12,880,214
Provincia de Cordoba 5% 12/10/25 (b)(g)		5,865,241	4,506,338

TOTAL ARGENTINA			166,963,988

Armenia - 0.0%
Republic of Armenia 7.15% 3/26/25 (b)		450,000	508,866
Barbados - 0.4%
Barbados Government 6.5% 10/1/29 (b)		20,570,000	20,702,419
Belarus - 0.2%
Belarus Republic 6.875% 2/28/23 (b)		10,240,000	10,110,720
Benin - 0.3%
Republic of Benin 4.875% 1/19/32 (b)	EUR	13,925,000	16,485,769
Bermuda - 0.3%
Bermuda Government:
2.375% 8/20/30 (b)		5,325,000	5,316,014
3.375% 8/20/50 (b)		5,015,000	5,069,852
3.717% 1/25/27 (b)		7,900,000	8,617,419

TOTAL BERMUDA			19,003,285

Brazil - 2.6%
Brazilian Federative Republic:
2.875% 6/6/25		7,060,000	7,257,680
3.875% 6/12/30		30,470,000	30,770,891
4.75% 1/14/50		3,710,000	3,604,033
5% 1/27/45		19,450,000	19,721,084
5.625% 1/7/41		9,434,000	10,243,555
5.625% 2/21/47		12,547,000	13,666,820
7.125% 1/20/37		11,775,000	14,960,138
8.25% 1/20/34		24,016,000	33,349,218
12.25% 3/6/30		13,881,000	23,075,427

TOTAL BRAZIL			156,648,846

Cameroon - 0.3%
Cameroon Republic 0% 7/7/32 (b)	EUR	14,070,000	16,683,503
Chile - 0.1%
Chilean Republic 3.86% 6/21/47		4,000,000	4,402,000
China - 0.2%
Peoples Republic of China 1.2% 10/21/30 (b)		13,100,000	12,629,448
Colombia - 1.6%
Colombian Republic:
3% 1/30/30		15,370,000	15,022,254
3.125% 4/15/31		19,000,000	18,558,250
3.25% 4/22/32		15,610,000	15,258,775
3.875% 4/25/27		4,450,000	4,727,569
3.875% 2/15/61		6,730,000	6,009,890
4.125% 5/15/51		6,805,000	6,446,887
5% 6/15/45		18,315,000	19,417,334
6.125% 1/18/41		6,410,000	7,587,036
7.375% 9/18/37		3,680,000	4,837,590

TOTAL COLOMBIA			97,865,585

Costa Rica - 0.3%
Costa Rican Republic:
5.625% 4/30/43 (b)		10,328,000	9,548,882
6.125% 2/19/31 (b)		3,000,000	3,172,125
7% 4/4/44 (b)		4,575,000	4,727,405

TOTAL COSTA RICA			17,448,412

Dominican Republic - 2.6%
Dominican Republic:
4.875% 9/23/32 (b)		10,930,000	11,257,900
5.875% 1/30/60 (b)		5,955,000	5,933,785
5.95% 1/25/27 (b)		24,724,000	27,814,500
6% 7/19/28 (b)		18,101,000	20,499,383
6.4% 6/5/49 (b)		6,013,000	6,472,619
6.5% 2/15/48 (b)		2,145,000	2,339,123
6.5% 2/15/48 (Reg. S)		15,510,000	16,913,655
6.85% 1/27/45 (b)		16,129,000	18,238,875
6.875% 1/29/26 (b)		19,584,000	22,666,032
7.45% 4/30/44 (b)		20,824,000	25,064,287

TOTAL DOMINICAN REPUBLIC			157,200,159

Ecuador - 0.7%
Ecuador Republic:
0.5% 7/31/30 (b)(g)		29,585,000	25,369,138
0.5% 7/31/35 (b)(g)		26,990,000	18,488,150

TOTAL ECUADOR			43,857,288

Egypt - 3.7%
Arab Republic of Egypt:
, yield at date of purchase 12.451% to 13.2498% 7/6/21 to 9/14/21	EGP	316,500,000	19,871,878
7.0529% 1/15/32 (b)		4,740,000	4,846,058
7.5% 1/31/27 (b)		89,074,000	99,974,431
7.6003% 3/1/29 (b)		40,319,000	44,257,662
7.903% 2/21/48 (b)		12,090,000	11,937,364
8.5% 1/31/47 (b)		34,441,000	35,868,149
8.7002% 3/1/49 (b)		6,020,000	6,350,348

TOTAL EGYPT			223,105,890

El Salvador - 0.7%
El Salvador Republic:
6.375% 1/18/27 (b)		2,515,000	2,269,788
7.1246% 1/20/50 (b)		12,078,000	10,296,495
7.625% 2/1/41 (b)		11,695,000	10,350,075
7.75% 1/24/23 (b)		17,370,000	17,152,875

TOTAL EL SALVADOR			40,069,233

Gabon - 0.3%
Gabonese Republic 6.375% 12/12/24 (b)		17,750,000	18,862,703
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		12,435,000	12,617,639
Ghana - 0.9%
Ghana Republic:
7.75% 4/7/29 (b)		14,450,000	14,752,547
8.125% 1/18/26 (b)		22,101,924	23,687,737
10.75% 10/14/30 (b)		11,025,000	13,903,903

TOTAL GHANA			52,344,187

Guatemala - 0.3%
Guatemalan Republic:
4.9% 6/1/30 (b)		2,500,000	2,801,250
5.375% 4/24/32 (b)		5,270,000	6,077,957
6.125% 6/1/50 (b)		5,650,000	6,867,575

TOTAL GUATEMALA			15,746,782

Honduras - 0.1%
Republic of Honduras 5.625% 6/24/30 (b)		6,405,000	6,696,428
Indonesia - 4.2%
Indonesian Republic:
3.85% 10/15/30		14,805,000	16,459,459
4.1% 4/24/28		27,280,000	30,814,465
5.125% 1/15/45 (b)		26,042,000	32,215,582
5.95% 1/8/46 (b)		6,230,000	8,565,471
6.625% 2/17/37		15,086,000	20,779,079
6.75% 1/15/44 (b)		6,465,000	9,543,148
7.75% 1/17/38 (b)		40,057,000	60,581,205
8.5% 10/12/35 (b)		46,486,000	74,342,736

TOTAL INDONESIA			253,301,145

Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		16,513,000	15,953,622
Israel - 0.1%
Israeli State 3.375% 1/15/50		7,945,000	8,487,326
Ivory Coast - 0.6%
Ivory Coast:
4.875% 1/30/32 (b)	EUR	4,720,000	5,582,049
5.875% 10/17/31 (b)	EUR	15,110,000	19,269,392
6.125% 6/15/33 (b)		4,410,000	4,654,755
6.375% 3/3/28 (b)		8,260,000	9,079,805

TOTAL IVORY COAST			38,586,001

Jamaica - 0.3%
Jamaican Government:
6.75% 4/28/28		7,985,000	9,341,452
7.875% 7/28/45		7,490,000	10,464,934

TOTAL JAMAICA			19,806,386

Jordan - 0.5%
Jordanian Kingdom:
4.95% 7/7/25 (b)		18,355,000	19,037,577
6.125% 1/29/26 (b)		8,480,000	9,194,440

TOTAL JORDAN			28,232,017

Kenya - 0.7%
Republic of Kenya:
6.875% 6/24/24 (b)		15,265,000	16,770,511
7% 5/22/27 (b)		16,745,000	18,375,544
7.25% 2/28/28 (b)		7,775,000	8,575,825

TOTAL KENYA			43,721,880

Lebanon - 0.2%
Lebanese Republic:
5.8% 12/31/49 (e)		8,540,000	1,050,420
6% 1/27/23 (e)		5,256,000	654,701
6.1% 10/4/22 (e)		22,896,000	2,851,983
6.2% 2/26/25 (Reg. S) (e)		5,669,000	690,201
6.375% 12/31/49 (e)		35,061,000	4,312,503
6.65% 11/3/28(Reg. S) (e)		3,000,000	369,000
6.75% 11/29/27 (Reg. S) (e)		3,000,000	369,938

TOTAL LEBANON			10,298,746

Mexico - 2.1%
United Mexican States:
3.25% 4/16/30		19,910,000	20,548,364
3.75% 1/11/28		18,765,000	20,492,553
4.5% 4/22/29		10,460,000	11,828,299
4.75% 4/27/32		5,375,000	6,153,703
5.75% 10/12/2110		10,595,000	12,633,213
6.05% 1/11/40		42,348,000	53,128,213

TOTAL MEXICO			124,784,345

Mongolia - 0.2%
Mongolia Government:
3.5% 7/7/27 (b)		8,675,000	8,487,945
5.125% 4/7/26 (b)		3,015,000	3,203,438
5.625% 5/1/23 (b)		1,615,000	1,703,623

TOTAL MONGOLIA			13,395,006

Morocco - 0.5%
Moroccan Kingdom:
2.375% 12/15/27 (b)		14,200,000	13,933,750
3% 12/15/32 (b)		3,190,000	3,078,350
4% 12/15/50 (b)		3,385,000	3,135,356
5.5% 12/11/42 (b)		5,750,000	6,523,734

TOTAL MOROCCO			26,671,190

Nigeria - 1.5%
Republic of Nigeria:
6.5% 11/28/27 (b)		20,043,000	21,211,757
7.143% 2/23/30 (b)		6,415,000	6,761,009
7.625% 11/21/25 (b)		54,732,000	61,686,385

TOTAL NIGERIA			89,659,151

Oman - 1.5%
Sultanate of Oman:
3.875% 3/8/22 (b)		3,740,000	3,772,258
4.125% 1/17/23 (b)		7,000,000	7,200,375
4.75% 6/15/26 (b)		14,188,000	14,687,240
4.875% 2/1/25 (b)		6,585,000	6,896,964
5.375% 3/8/27 (b)		12,409,000	13,078,310
5.625% 1/17/28 (b)		6,675,000	6,989,977
6% 8/1/29 (b)		11,510,000	12,253,114
6.25% 1/25/31 (b)		3,020,000	3,230,456
6.75% 1/17/48 (b)		23,560,000	23,417,168

TOTAL OMAN			91,525,862

Pakistan - 1.0%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		26,440,000	26,696,138
8.25% 4/15/24 (b)		14,680,000	15,985,603
The Third Pakistan International Sukuk Co. Ltd.:
5.5% 10/13/21 (b)		12,025,000	12,098,653
5.625% 12/5/22 (b)		3,900,000	4,009,200

TOTAL PAKISTAN			58,789,594

Panama - 0.4%
Panamanian Republic:
2.252% 9/29/32		17,165,000	16,454,798
3.87% 7/23/60		7,200,000	7,340,850

TOTAL PANAMA			23,795,648

Paraguay - 0.7%
Republic of Paraguay:
2.739% 1/29/33 (b)		5,873,000	5,699,747
4.95% 4/28/31 (b)		21,130,000	24,270,446
5.4% 3/30/50 (b)		9,115,000	10,637,775
5.6% 3/13/48 (b)		2,315,000	2,724,176

TOTAL PARAGUAY			43,332,144

Peru - 1.2%
Peruvian Republic:
2.783% 1/23/31		40,970,000	41,681,854
3.3% 3/11/41		12,385,000	12,527,428
3.55% 3/10/51		8,215,000	8,523,063
5.625% 11/18/50		4,135,000	5,692,861
7.35% 7/21/25		4,300,000	5,266,963

TOTAL PERU			73,692,169

Qatar - 3.5%
State of Qatar:
3.75% 4/16/30 (b)		54,140,000	61,475,970
4% 3/14/29 (b)		24,755,000	28,493,005
4.4% 4/16/50 (b)		19,070,000	23,217,725
4.5% 4/23/28 (b)		10,970,000	12,955,570
4.817% 3/14/49 (b)		49,771,000	64,058,388
5.103% 4/23/48 (b)		11,510,000	15,270,893
9.75% 6/15/30 (Reg. S)		3,827,000	6,099,999

TOTAL QATAR			211,571,550

Romania - 0.7%
Romanian Republic:
3% 2/14/31 (b)		34,824,000	36,114,665
4% 2/14/51 (b)		6,300,000	6,627,994

TOTAL ROMANIA			42,742,659

Russia - 3.7%
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		32,000,000	35,702,000
4.375% 3/21/29(Reg. S)		20,800,000	23,431,200
5.1% 3/28/35 (b)		30,000,000	35,677,500
5.1% 3/28/35(Reg. S)		32,400,000	38,531,700
5.25% 6/23/47 (b)		23,600,000	29,681,425
5.25% 6/23/47(Reg. S)		10,800,000	13,583,025
5.625% 4/4/42 (b)		33,100,000	42,529,363
5.875% 9/16/43 (Reg. S)		3,000,000	3,997,125

TOTAL RUSSIA			223,133,338

Rwanda - 0.5%
Rwanda Republic 6.625% 5/2/23 (b)		30,780,000	32,613,334
Saudi Arabia - 1.4%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		18,170,000	17,681,681
3.625% 3/4/28 (b)		9,976,000	10,991,058
3.75% 1/21/55 (b)		19,480,000	20,585,490
4% 4/17/25 (b)		9,065,000	10,001,528
4.5% 10/26/46 (b)		10,504,000	12,342,200
4.5% 4/22/60 (b)		10,670,000	12,916,035

TOTAL SAUDI ARABIA			84,517,992

Serbia - 0.2%
Republic of Serbia 2.125% 12/1/30 (b)		11,740,000	11,136,858
Sri Lanka - 0.2%
Democratic Socialist Republic of Sri Lanka:
7.55% 3/28/30 (b)		6,770,000	4,281,179
7.85% 3/14/29 (b)		13,275,000	8,398,927

TOTAL SRI LANKA			12,680,106

Turkey - 5.3%
Turkish Republic:
3.25% 3/23/23		64,445,000	64,336,249
4.25% 3/13/25		54,120,000	53,098,485
4.75% 1/26/26		13,535,000	13,310,827
4.875% 4/16/43		21,540,000	17,141,801
5.125% 6/22/26 (b)		6,780,000	6,771,101
5.125% 2/17/28		14,310,000	13,874,439
5.6% 11/14/24		12,070,000	12,377,785
5.75% 3/22/24		11,335,000	11,751,561
5.75% 5/11/47		35,075,000	29,984,741
5.95% 1/15/31		12,460,000	12,191,331
6% 3/25/27		10,000,000	10,192,500
6% 1/14/41		22,183,000	20,003,520
6.35% 8/10/24		10,435,000	10,922,836
6.375% 10/14/25		14,630,000	15,304,809
7.25% 12/23/23		11,832,000	12,765,989
7.375% 2/5/25		10,509,000	11,358,259

TOTAL TURKEY			315,386,233

Ukraine - 4.2%
Ukraine Government:
1.258% 5/31/40 (b)(c)		5,135,000	6,071,496
6.876% 5/21/29 (b)		7,670,000	7,976,800
7.253% 3/15/33 (b)		15,850,000	16,482,019
7.375% 9/25/32 (b)		11,640,000	12,216,908
7.75% 9/1/21 (b)		58,498,000	59,057,387
7.75% 9/1/22 (b)		30,989,000	32,522,956
7.75% 9/1/23 (b)		44,771,000	48,240,753
7.75% 9/1/24 (b)		35,377,000	38,589,674
7.75% 9/1/25 (b)		7,275,000	7,966,125
7.75% 9/1/26 (b)		7,360,000	8,122,680
7.75% 9/1/27 (b)		5,826,000	6,402,410
9.75% 11/1/28 (b)		8,790,000	10,467,242

TOTAL UKRAINE			254,116,450

United Arab Emirates - 1.7%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		17,995,000	17,347,180
3.125% 4/16/30 (b)		26,855,000	29,169,565
3.125% 9/30/49 (b)		42,178,000	42,989,927
3.875% 4/16/50 (b)		12,465,000	14,387,726

TOTAL UNITED ARAB EMIRATES			103,894,398

Uruguay - 0.3%
Uruguay Republic 5.1% 6/18/50		15,135,000	19,815,499
Uzbekistan - 0.2%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		7,400,000	7,371,788
4.75% 2/20/24 (b)		6,095,000	6,477,080

TOTAL UZBEKISTAN			13,848,868

Venezuela - 0.9%
Venezuelan Republic:
6% 12/31/49 (e)		17,250,000	1,725,000
7% 3/31/38 (e)		18,925,000	1,916,156
7.65% 4/21/25 (e)		34,825,000	3,526,031
7.75% 12/31/49 (Reg. S) (e)		29,380,000	2,938,000
8.25% 10/13/24 (e)		30,860,000	3,086,000
9% 5/7/23 (Reg. S) (e)		43,195,000	4,319,500
9.25% 9/15/27 (e)		62,675,000	6,267,500
9.25% 5/7/28 (Reg. S) (e)		70,265,000	7,114,331
9.375% 1/13/34 (e)		46,005,000	4,658,006
11.75% 10/21/26 (Reg. S) (e)		65,000,000	6,581,250
11.95% 8/5/31 (Reg. S) (e)		87,250,000	8,834,063
12.75% 8/23/22 (e)		42,425,000	4,242,500

TOTAL VENEZUELA			55,208,337

TOTAL GOVERNMENT OBLIGATIONS
(Cost $3,646,716,181)			3,505,561,053

Preferred Securities - 1.1%
Cayman Islands - 0.8%
Banco Do Brasil SA 6.25% (b)(c)(h)		8,960,000	9,288,374
Cosan Overseas Ltd. 8.25% (h)		26,110,000	27,052,337
DP World Salaam 6% (Reg. S) (c)(h)		5,720,000	6,454,663
Itau Unibanco Holding SA 6.125% (b)(c)(h)		6,510,000	6,611,115

TOTAL CAYMAN ISLANDS			49,406,489

Mexico - 0.3%
CEMEX S.A.B. de CV 5.125% (b)(c)(h)		14,320,000	14,799,765
TOTAL PREFERRED SECURITIES
(Cost $61,095,941)			64,206,254
		Shares	Value

Money Market Funds - 8.6%
Fidelity Cash Central Fund 0.06% (i)
(Cost $517,089,276)		517,014,260	517,117,663
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $6,337,772,550)			5,948,732,810
NET OTHER ASSETS (LIABILITIES) - 1.1%			66,274,970
NET ASSETS - 100%			$6,015,007,780

Currency Abbreviations

EGP – Egyptian pound

EUR – European Monetary Unit

PEN – Peruvian new sol

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,362,010,528 or 55.9% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Non-income producing - Security is in default.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$140,701
Total	$140,701

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$352,672,620	$2,603,213,391	$2,438,769,196	$848	$--	$517,117,663	0.8%
Total	$352,672,620	$2,603,213,391	$2,438,769,196	$848	$--	$517,117,663

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,861,847,840	$--	$1,861,847,840	$--
Government Obligations	3,505,561,053	--	3,505,561,053	--
Preferred Securities	64,206,254	--	64,206,254	--
Money Market Funds	517,117,663	517,117,663	--	--
Total Investments in Securities:	$5,948,732,810	$517,117,663	$5,431,615,147	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	12.6%
BBB	12.9%
BB	22.4%
B	25.4%
CCC,CC,C	8.7%
D	0.3%
Not Rated	8.0%
Short-Term Investments and Net Other Assets	9.7%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,820,683,274)	$5,431,615,147
Fidelity Central Funds (cost $517,089,276)	517,117,663
Total Investment in Securities (cost $6,337,772,550)		$5,948,732,810
Cash		14,924,626
Receivable for investments sold		64,188,384
Receivable for fund shares sold		1,708,370
Dividends receivable		8,125
Interest receivable		79,435,229
Distributions receivable from Fidelity Central Funds		16,791
Total assets		6,109,014,335
Liabilities
Payable for investments purchased
Regular delivery	$29,704,803
Delayed delivery	49,866,285
Payable for fund shares redeemed	6,525,320
Distributions payable	3,861,903
Accrued management fee	3,221,508
Distribution and service plan fees payable	64,668
Other affiliated payables	665,996
Other payables and accrued expenses	96,072
Total liabilities		94,006,555
Net Assets		$6,015,007,780
Net Assets consist of:
Paid in capital		$6,975,432,635
Total accumulated earnings (loss)		(960,424,855)
Net Assets		$6,015,007,780
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($133,492,236 ÷ 9,075,427 shares)(a)		$14.71
Maximum offering price per share (100/96.00 of $14.71)		$15.32
Class M:
Net Asset Value and redemption price per share ($42,182,740 ÷ 2,866,699 shares)(a)		$14.71
Maximum offering price per share (100/96.00 of $14.71)		$15.32
Class C:
Net Asset Value and offering price per share ($29,212,714 ÷ 1,985,947 shares)(a)		$14.71
Fidelity New Markets Income Fund:
Net Asset Value, offering price and redemption price per share ($3,469,883,909 ÷ 235,839,990 shares)		$14.71
Class I:
Net Asset Value, offering price and redemption price per share ($1,281,415,008 ÷ 87,093,254 shares)		$14.71
Class Z:
Net Asset Value, offering price and redemption price per share ($1,058,821,173 ÷ 71,968,897 shares)		$14.71

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$1,728,006
Interest		157,203,061
Income from Fidelity Central Funds		140,701
Income before foreign taxes withheld		159,071,768
Less foreign taxes withheld		(107,350)
Total income		158,964,418
Expenses
Management fee	$20,093,638
Transfer agent fees	3,588,535
Distribution and service plan fees	408,129
Accounting fees and expenses	610,697
Custodian fees and expenses	71,008
Independent trustees' fees and expenses	10,722
Registration fees	80,925
Audit	51,757
Legal	4,848
Miscellaneous	35,614
Total expenses before reductions	24,955,873
Expense reductions	(7,010)
Total expenses after reductions		24,948,863
Net investment income (loss)		134,015,555
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,152,036
Fidelity Central Funds	848
Foreign currency transactions	(645,945)
Total net realized gain (loss)		12,506,939
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(187,908,159)
Assets and liabilities in foreign currencies	(42,745)
Total change in net unrealized appreciation (depreciation)		(187,950,904)
Net gain (loss)		(175,443,965)
Net increase (decrease) in net assets resulting from operations		$(41,428,410)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$134,015,555	$351,377,146
Net realized gain (loss)	12,506,939	(332,002,423)
Change in net unrealized appreciation (depreciation)	(187,950,904)	157,178,511
Net increase (decrease) in net assets resulting from operations	(41,428,410)	176,553,234
Distributions to shareholders	(128,119,273)	(312,016,040)
Share transactions - net increase (decrease)	(362,086,943)	(1,461,033,226)
Total increase (decrease) in net assets	(531,634,626)	(1,596,496,032)
Net Assets
Beginning of period	6,546,642,406	8,143,138,438
End of period	$6,015,007,780	$6,546,642,406

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New Markets Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.09	$15.07	$14.27	$14.31
Income from Investment Operations
Net investment income (loss)B	.294	.649	.748	.054
Net realized and unrealized gain (loss)	(.395)	(.062)	.740	(.043)
Total from investment operations	(.101)	.587	1.488	.011
Distributions from net investment income	(.239)	(.556)	(.688)	(.051)
Distributions from net realized gain	(.040)	(.011)	–	–
Total distributions	(.279)	(.567)	(.688)	(.051)
Redemption fees added to paid in capitalB	–	–	–	–
Net asset value, end of period	$14.71	$15.09	$15.07	$14.27
Total ReturnC,D,E	(.65)%	4.19%	10.56%	.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.13%H	1.13%	1.12%	1.15%H
Expenses net of fee waivers, if any	1.13%H	1.13%	1.12%	1.15%H
Expenses net of all reductions	1.13%H	1.13%	1.12%	1.14%H
Net investment income (loss)	4.04%H	4.51%	5.01%	5.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$133,492	$136,626	$193,262	$162,757
Portfolio turnover rateI	36%H	91%	79%J	60%K

 A For the period December 4, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity New Markets Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.10	$15.08	$14.27	$14.31
Income from Investment Operations
Net investment income (loss)B	.294	.647	.749	.054
Net realized and unrealized gain (loss)	(.405)	(.059)	.748	(.044)
Total from investment operations	(.111)	.588	1.497	.010
Distributions from net investment income	(.239)	(.557)	(.687)	(.050)
Distributions from net realized gain	(.040)	(.011)	–	–
Total distributions	(.279)	(.568)	(.687)	(.050)
Redemption fees added to paid in capitalB	–	–	–	–
Net asset value, end of period	$14.71	$15.10	$15.08	$14.27
Total ReturnC,D,E	(.71)%	4.20%	10.63%	.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.13%H	1.13%	1.13%	1.14%H
Expenses net of fee waivers, if any	1.13%H	1.13%	1.13%	1.14%H
Expenses net of all reductions	1.13%H	1.12%	1.13%	1.14%H
Net investment income (loss)	4.04%H	4.51%	5.01%	5.59%H
Supplemental Data
Net assets, end of period (000 omitted)	$42,183	$44,941	$53,609	$55,047
Portfolio turnover rateI	36%H	91%	79%J	60%K

 A For the period December 4, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity New Markets Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.09	$15.07	$14.27	$14.31
Income from Investment Operations
Net investment income (loss)B	.241	.542	.641	.047
Net realized and unrealized gain (loss)	(.396)	(.063)	.737	(.044)
Total from investment operations	(.155)	.479	1.378	.003
Distributions from net investment income	(.185)	(.448)	(.578)	(.043)
Distributions from net realized gain	(.040)	(.011)	–	–
Total distributions	(.225)	(.459)	(.578)	(.043)
Redemption fees added to paid in capitalB	–	–	–	–
Net asset value, end of period	$14.71	$15.09	$15.07	$14.27
Total ReturnC,D,E	(1.01)%	3.43%	9.75%	.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.87%H	1.86%	1.86%	1.86%H
Expenses net of fee waivers, if any	1.87%H	1.86%	1.86%	1.86%H
Expenses net of all reductions	1.87%H	1.86%	1.85%	1.86%H
Net investment income (loss)	3.29%H	3.77%	4.28%	4.88%H
Supplemental Data
Net assets, end of period (000 omitted)	$29,213	$44,401	$64,290	$87,713
Portfolio turnover rateI	36%H	91%	79%J	60%K

 A For the period December 4, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity New Markets Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.10	$15.07	$14.27	$16.22	$15.60	$14.52
Income from Investment Operations
Net investment income (loss)A	.318	.693	.795	.698	.907	.983
Net realized and unrealized gain (loss)	(.405)	(.050)	.738	(1.937)	.649	1.108
Total from investment operations	(.087)	.643	1.533	(1.239)	1.556	2.091
Distributions from net investment income	(.263)	(.602)	(.733)	(.667)	(.863)	(.874)
Distributions from net realized gain	(.040)	(.011)	–	(.044)	(.074)	(.138)
Total distributions	(.303)	(.613)	(.733)	(.711)	(.937)	(1.012)
Redemption fees added to paid in capitalA	–	–	–	–	.001	.001
Net asset value, end of period	$14.71	$15.10	$15.07	$14.27	$16.22	$15.60
Total ReturnB,C	(.55)%	4.60%	10.89%	(7.78)%	10.14%	14.70%
Ratios to Average Net AssetsD,E
Expenses before reductions	.80%F	.81%	.82%	.83%	.82%	.83%
Expenses net of fee waivers, if any	.80%F	.81%	.82%	.83%	.82%	.83%
Expenses net of all reductions	.80%F	.80%	.82%	.83%	.82%	.83%
Net investment income (loss)	4.37%F	4.83%	5.32%	4.59%	5.60%	6.37%
Supplemental Data
Net assets, end of period (000 omitted)	$3,469,884	$3,430,477	$4,227,156	$4,520,911	$6,456,238	$4,826,569
Portfolio turnover rateG	36%F	91%	79%H	60%I	54%	82%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity New Markets Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.10	$15.08	$14.27	$14.31
Income from Investment Operations
Net investment income (loss)B	.316	.690	.798	.057
Net realized and unrealized gain (loss)	(.406)	(.059)	.743	(.043)
Total from investment operations	(.090)	.631	1.541	.014
Distributions from net investment income	(.260)	(.600)	(.731)	(.054)
Distributions from net realized gain	(.040)	(.011)	–	–
Total distributions	(.300)	(.611)	(.731)	(.054)
Redemption fees added to paid in capitalB	–	–	–	–
Net asset value, end of period	$14.71	$15.10	$15.08	$14.27
Total ReturnC,D	(.57)%	4.50%	10.95%	.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	.83%G	.83%	.83%	.82%G
Expenses net of fee waivers, if any	.83%G	.83%	.82%	.82%G
Expenses net of all reductions	.83%G	.83%	.82%	.82%G
Net investment income (loss)	4.33%G	4.80%	5.31%	5.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,281,415	$1,665,050	$2,081,780	$3,727,909
Portfolio turnover rateH	36%G	91%	79%I	60%J

 A For the period December 4, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity New Markets Income Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.10	$15.08	$14.27	$14.31
Income from Investment Operations
Net investment income (loss)B	.323	.698	.800	.060
Net realized and unrealized gain (loss)	(.405)	(.057)	.756	(.045)
Total from investment operations	(.082)	.641	1.556	.015
Distributions from net investment income	(.268)	(.610)	(.746)	(.055)
Distributions from net realized gain	(.040)	(.011)	–	–
Total distributions	(.308)	(.621)	(.746)	(.055)
Redemption fees added to paid in capitalB	–	–	–	–
Net asset value, end of period	$14.71	$15.10	$15.08	$14.27
Total ReturnC,D	(.52)%	4.61%	11.06%	.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	.73%G	.73%	.73%	.74%G
Expenses net of fee waivers, if any	.73%G	.73%	.73%	.74%G
Expenses net of all reductions	.73%G	.73%	.73%	.74%G
Net investment income (loss)	4.43%G	4.91%	5.40%	5.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,058,821	$1,225,147	$1,523,041	$2,878
Portfolio turnover rateH	36%G	91%	79%I	60%J

 A For the period December 4, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity New Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, New Markets Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$362,145,153
Gross unrealized depreciation	(656,339,818)
Net unrealized appreciation (depreciation)	$(294,194,665)
Tax cost	$6,242,927,475

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(193,383,400)
Long-term	(496,869,116)
Total capital loss carryforward:	$(690,252,516)

Due to large subscriptions and redemptions, approximately $690,252,516 of the Fund's realized capital losses and a portion of the Fund's unrealized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $109,332,545 of those capital losses per year to offset capital gains. In addition, a portion of the Fund's unrealized losses that were acquired from Fidelity Advisor Emerging Markets Income Fund when it merged into the Fund on December 7, 2018 are subject to a separate limitation. If the limitations prevent the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Markets Income Fund	1,003,414,606	1,417,120,609

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .65% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$162,152	$3,033
Class M	-%	.25%	53,856	691
Class C	.75%	.25%	192,121	8,102
			$408,129	$11,826

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,662
Class M	827
Class C(a)	652
$3,141

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$127,108.20
Class M	41,014.19
Class C	34,836.18
Fidelity New Markets Income Fund	1,949,543.12
Class I	1,154,431.15
Class Z	281,603.05
	$3,588,535

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity New Markets Income Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity New Markets Income Fund	$6,554

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $457.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,553.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
Fidelity New Markets Income Fund
Distributions to shareholders
Class A	$2,470,965	$5,809,892
Class M	821,229	1,822,319
Class C	595,808	1,666,736
Fidelity New Markets Income Fund	69,182,029	155,676,382
Class I	31,319,848	72,955,274
Class Z	23,729,394	74,085,437
Total	$128,119,273	$312,016,040

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
Fidelity New Markets Income Fund
Class A
Shares sold	943,693	1,186,965	$13,883,929	$16,983,699
Reinvestment of distributions	160,396	388,610	2,351,732	5,543,456
Shares redeemed	(1,080,216)	(5,345,468)	(15,819,876)	(77,765,630)
Net increase (decrease)	23,873	(3,769,893)	$415,785	$(55,238,475)
Class M
Shares sold	131,281	261,997	$1,935,589	$3,745,091
Reinvestment of distributions	51,717	119,182	758,507	1,697,501
Shares redeemed	(292,576)	(960,725)	(4,289,023)	(13,389,243)
Net increase (decrease)	(109,578)	(579,546)	$(1,594,927)	$(7,946,651)
Class C
Shares sold	37,965	162,848	$558,062	$2,374,669
Reinvestment of distributions	39,947	113,389	586,318	1,612,339
Shares redeemed	(1,033,484)	(1,600,246)	(15,217,487)	(22,659,250)
Net increase (decrease)	(955,572)	(1,324,009)	$(14,073,107)	$(18,672,242)
Fidelity New Markets Income Fund
Shares sold	30,937,294	38,359,494	$453,703,194	$554,630,652
Reinvestment of distributions	4,180,867	9,620,968	61,291,594	136,996,604
Shares redeemed	(26,492,385)	(101,179,373)	(388,998,969)	(1,428,881,679)
Net increase (decrease)	8,625,776	(53,198,911)	$125,995,819	$(737,254,423)
Class I
Shares sold	12,280,859	22,862,350	$179,924,788	$326,627,511
Reinvestment of distributions	2,076,950	4,907,948	30,442,168	69,941,126
Shares redeemed	(37,543,305)	(55,572,244)	(548,289,198)	(786,941,401)
Net increase (decrease)	(23,185,496)	(27,801,946)	$(337,922,242)	$(390,372,764)
Class Z
Shares sold	7,208,034	75,402,857	$105,577,063	$1,091,382,676
Reinvestment of distributions	263,691	1,837,648	3,866,178	25,737,153
Shares redeemed	(16,653,395)	(97,119,822)	(244,351,512)	(1,368,668,500)
Net increase (decrease)	(9,181,670)	(19,879,317)	$(134,908,271)	$(251,548,671)

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity New Markets Income Fund	14%

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity New Markets Income Fund
Class A	1.13%
Actual		$1,000.00	$993.50	$5.59
Hypothetical-C		$1,000.00	$1,019.19	$5.66
Class M	1.13%
Actual		$1,000.00	$992.90	$5.58
Hypothetical-C		$1,000.00	$1,019.19	$5.66
Class C	1.87%
Actual		$1,000.00	$989.90	$9.23
Hypothetical-C		$1,000.00	$1,015.52	$9.35
Fidelity New Markets Income Fund	.80%
Actual		$1,000.00	$994.50	$3.96
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class I	.83%
Actual		$1,000.00	$994.30	$4.10
Hypothetical-C		$1,000.00	$1,020.68	$4.16
Class Z	.73%
Actual		$1,000.00	$994.80	$3.61
Hypothetical-C		$1,000.00	$1,021.17	$3.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Markets Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in September 2018, December 2019 and September 2020. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity New Markets Income Fund

The Board considered the fund's underperformance for different time periods ended September 30, 2020 and for different time periods ended December 31, 2020 (which periods are not reflected in the charts above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in January 2020. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity New Markets Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ending September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of a representative class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the retail class ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

NMI-SANN-0821
1.705564.123

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2021